Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of fair value of warrant liabilities [Abstract]
Fair value as of December 31, 2020	$ 21,326,490
Change in valuation inputs or other assumptions	(11,737,872) [1]
Fair value as of March 31, 2021	$ 9,588,618

[1]	Changes in valuation are recognized as a change in fair value of warrant liabilities in the condensed consolidated statement of operations.